Shareholder Fees {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Retail PRO-06 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Shareholder Fees:
(fees paid directly from your investment)	none